Capital Group Central Corporate Bond Fund®
Investment portfolio
February 29, 2024
unaudited

Bonds, notes & other debt instruments 94.15% Corporate bonds, notes & loans 90.49% Financials 23.47%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 3.85% 10/29/2041	USD1,542	$1,198
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]	8,269	8,585
American Express Co. 1.65% 11/4/2026	29,158	26,681
American Express Co. 2.55% 3/4/2027	4,360	4,048
American Express Co. 4.05% 5/3/2029	10,617	10,279
American International Group, Inc. 5.125% 3/27/2033	14,360	14,174
American International Group, Inc. 4.375% 6/30/2050	16,675	14,336
Aon Corp. 5.35% 2/28/2033	8,516	8,498
Aon Corp. 3.90% 2/28/2052	16,284	12,342
Aon North America, Inc. 5.45% 3/1/2034	45,190	45,270
Aon North America, Inc. 5.75% 3/1/2054	14,191	14,277
Arthur J. Gallagher & Co. 3.50% 5/20/2051	3,452	2,401
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[2]	22,781	22,306
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[2]	4,800	4,486
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[2]	33,246	33,079
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[2]	2,551	2,601
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	87,667	71,174
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	1,595	1,288
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	4,012	3,248
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	63,445	65,081
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	32,122	32,041
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[2]	15,571	15,957
Bank of New York Mellon Corp. 5.834% 10/25/2033 (USD-SOFR + 2.074% on 10/25/2032)[2]	11,259	11,696
Bank of Nova Scotia (The) 4.75% 2/2/2026	23,326	23,150
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[2]	30,300	30,694
Barclays PLC 6.692% 9/13/2034 (USD-SOFR + 2.62% on 9/13/2033)[2]	13,534	14,163
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	13,910	12,113
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	8,398	6,670
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	10,511	9,101
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[1,2]	3,137	3,123
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	30,575	28,593
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	7,069	6,418
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026)[1,2]	17,550	17,907
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	39,368	31,536
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	3,917	3,878
BPCE SA 7.003% 10/19/2034 (USD-SOFR + 2.59% on 10/19/2033)[1,2]	1,500	1,602
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	9,725	9,865
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	8,070	8,493
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	10,691	10,721
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	33,608	33,970
Chubb INA Holdings, Inc. 3.35% 5/3/2026	8,585	8,281
Chubb INA Holdings, Inc. 4.35% 11/3/2045	400	354
Capital Group Central Corporate Bond Fund — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 3.352% 4/24/2025 (3-month USD CME Term SOFR + 1.158% on 4/24/2024)[2]	USD3,920	$3,905
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[2]	10,269	10,180
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[2]	11,250	10,905
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]	11,432	11,048
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	38,140	37,760
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[2]	5,000	4,409
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	39,881	33,734
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[2]	13,071	10,766
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	11,568	9,393
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	23,670	20,952
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[2]	17,392	16,658
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	5,000	5,247
Cooperatieve Rabobank UA 2.625% 7/22/2024[1]	4,450	4,399
Corebridge Financial, Inc. 3.90% 4/5/2032	30,433	26,809
Corebridge Financial, Inc. 4.40% 4/5/2052	8,433	6,777
Crédit Agricole SA 4.375% 3/17/2025[1]	6,115	6,022
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	18,828	17,173
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	15,946	16,387
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	16,567	17,139
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	450	391
Discover Financial Services 6.70% 11/29/2032	1,432	1,499
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	11,835	12,149
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	20,419	20,250
Five Corners Funding Trust III 5.791% 2/15/2033[1]	7,730	7,945
Global Payments, Inc. 2.90% 11/15/2031	9,667	8,075
Goldman Sachs Group, Inc. 3.50% 4/1/2025	33,751	33,061
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[2]	2,474	2,266
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]	12,763	12,172
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[2]	5,030	5,272
Goldman Sachs Group, Inc. 2.60% 2/7/2030	6,239	5,421
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	27,148	21,776
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	13,433	11,396
Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[2]	672	724
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	20,000	14,187
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]	22,597	22,069
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[2]	1,994	2,113
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[2]	6,667	6,814
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	54,611	47,437
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[2]	12,600	11,689
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	3,577	2,959
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	8,908	7,352
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	29,308	30,836
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	23,030	23,429
Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,621	5,288
JPMorgan Chase & Co. 3.875% 9/10/2024	10,000	9,910
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	12,724	12,470
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	32,843	31,816
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[2]	24,496	24,498
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[2]	1,610	1,553
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	18,686	17,983
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[2]	1,732	1,704
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	18,746	17,284
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[2]	30,296	30,143
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[2]	17,796	17,848
Capital Group Central Corporate Bond Fund — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[2]	USD27,215	$26,936
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	78,505	63,162
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[2]	9,774	8,181
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[2]	31,760	31,631
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[2]	7,327	7,775
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	26,025	25,895
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	4,575	4,605
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[2]	18,013	17,881
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[2]	4,450	4,083
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[2]	29,500	29,715
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[2]	685	692
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[2]	32,375	32,041
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	7,500	7,496
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	6,708	5,668
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	13,230	13,475
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	1,777	1,142
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	4,113	4,249
MetLife, Inc. 5.375% 7/15/2033	24,157	24,278
Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	3,632	3,430
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	6,669	6,655
Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	778	685
Metropolitan Life Global Funding I 1.55% 1/7/2031[1]	25,721	20,220
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	2,940	2,910
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[2]	16,916	17,245
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[2]	32,502	32,111
Morgan Stanley 3.875% 1/27/2026	7,796	7,606
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[2]	5,045	4,900
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[2]	7,547	6,960
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]	6,475	6,435
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[2]	9,382	9,797
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[2]	3,300	3,281
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	92,884	73,566
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[2]	14,576	11,561
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[2]	9,928	8,001
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[2]	5,571	4,563
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	16,942	18,366
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[2]	24,525	24,505
Nasdaq, Inc. 6.10% 6/28/2063	2,508	2,620
National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	715	693
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	2,500	2,377
New York Life Global Funding 2.35% 7/14/2026[1]	4,760	4,474
New York Life Global Funding 4.90% 6/13/2028[1]	15,380	15,346
New York Life Global Funding 1.20% 8/7/2030[1]	13,997	11,022
New York Life Global Funding 4.55% 1/28/2033[1]	11,533	10,993
New York Life Insurance Co. 3.75% 5/15/2050[1]	1,209	925
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	9,220	9,130
PayPal Holdings, Inc. 5.05% 6/1/2052	5,758	5,409
Capital Group Central Corporate Bond Fund — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027)[2]	USD10,975	$10,964
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	25,207	25,355
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	25,835	26,521
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	37,570	40,720
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	18,479	18,539
Prudential Financial, Inc. 3.878% 3/27/2028	325	312
Prudential Financial, Inc. 4.35% 2/25/2050	15,900	13,477
Prudential Financial, Inc. 3.70% 3/13/2051	7,435	5,680
Royal Bank of Canada 5.00% 2/1/2033	24,181	23,789
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	9,388	9,280
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,752
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,386
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	10,988
Toronto-Dominion Bank (The) 1.15% 6/12/2025	4,000	3,798
Toronto-Dominion Bank (The) 5.523% 7/17/2028	30,640	31,170
Travelers Companies, Inc. 4.00% 5/30/2047	6,385	5,275
Travelers Companies, Inc. 4.05% 3/7/2048	2,753	2,311
Travelers Companies, Inc. 2.55% 4/27/2050	859	536
Travelers Companies, Inc. 5.45% 5/25/2053	6,021	6,151
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]	8,657	9,166
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	7,274	7,277
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	12,663	12,546
U.S. Bancorp 2.40% 7/30/2024	1,000	987
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]	22,007	21,413
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	6,287	5,920
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	25,929	26,196
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	24,775	24,731
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	8,195	7,554
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	1,498	1,381
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]	4,131	3,744
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2,3]	10,964	10,315
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	4,790	4,407
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	10,300	8,659
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,2]	27,335	27,053
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[2]	38,139	37,320
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	3,293	2,828
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	16,820	16,549
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	7,926	7,898
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	49,885	53,072
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[2]	984	978
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	61,629	53,768
		2,675,577
Health care 17.28%
AbbVie, Inc. 2.60% 11/21/2024	16,000	15,672
AbbVie, Inc. 3.80% 3/15/2025	5,573	5,488
AbbVie, Inc. 3.60% 5/14/2025	7,960	7,803
AbbVie, Inc. 2.95% 11/21/2026	30,984	29,387
AbbVie, Inc. 4.80% 3/15/2029	45,310	45,111
AbbVie, Inc. 4.95% 3/15/2031	27,800	27,814
AbbVie, Inc. 5.05% 3/15/2034	94,978	95,487
Capital Group Central Corporate Bond Fund — Page 4 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie, Inc. 5.35% 3/15/2044	USD3,825	$3,863
AbbVie, Inc. 5.40% 3/15/2054	51,249	52,062
AbbVie, Inc. 5.50% 3/15/2064	7,975	8,073
Amgen, Inc. 2.20% 2/21/2027	4,014	3,703
Amgen, Inc. 5.15% 3/2/2028	19,901	19,948
Amgen, Inc. 3.00% 2/22/2029	3,843	3,527
Amgen, Inc. 4.05% 8/18/2029	14,530	13,899
Amgen, Inc. 2.45% 2/21/2030	6,250	5,434
Amgen, Inc. 2.30% 2/25/2031	6,250	5,232
Amgen, Inc. 2.00% 1/15/2032	12,963	10,392
Amgen, Inc. 4.20% 3/1/2033	43,000	39,797
Amgen, Inc. 5.25% 3/2/2033	38,376	38,284
Amgen, Inc. 3.15% 2/21/2040	3,515	2,639
Amgen, Inc. 5.60% 3/2/2043	11,710	11,729
Amgen, Inc. 3.375% 2/21/2050	9,900	7,113
Amgen, Inc. 3.00% 1/15/2052	325	217
Amgen, Inc. 4.20% 2/22/2052	2,715	2,197
Amgen, Inc. 4.875% 3/1/2053	13,175	11,832
Amgen, Inc. 5.65% 3/2/2053	19,235	19,241
Amgen, Inc. 4.40% 2/22/2062	7,664	6,171
Amgen, Inc. 5.75% 3/2/2063	18,450	18,468
AstraZeneca Finance, LLC 4.875% 3/3/2028	1,205	1,204
AstraZeneca Finance, LLC 1.75% 5/28/2028	25,133	22,230
AstraZeneca Finance, LLC 4.85% 2/26/2029	20,170	20,169
AstraZeneca Finance, LLC 4.90% 3/3/2030	10,521	10,545
AstraZeneca Finance, LLC 4.90% 2/26/2031	19,530	19,494
AstraZeneca Finance, LLC 2.25% 5/28/2031	5,311	4,457
AstraZeneca Finance, LLC 4.875% 3/3/2033	9,437	9,419
AstraZeneca Finance, LLC 5.00% 2/26/2034	26,925	27,026
AstraZeneca PLC 3.375% 11/16/2025	2,125	2,067
AstraZeneca PLC 0.70% 4/8/2026	33,069	30,268
AstraZeneca PLC 4.00% 1/17/2029	19,681	19,022
AstraZeneca PLC 1.375% 8/6/2030	19,388	15,716
Baxter International, Inc. 2.272% 12/1/2028	3,975	3,486
Baxter International, Inc. 2.539% 2/1/2032	32,129	26,352
Baxter International, Inc. 3.132% 12/1/2051	8,051	5,262
Bayer US Finance, LLC 6.50% 11/21/2033[1]	32,745	32,785
Bayer US Finance, LLC 6.875% 11/21/2053[1]	11,431	11,451
Becton, Dickinson and Co. 3.363% 6/6/2024	5,211	5,177
Becton, Dickinson and Co. 3.734% 12/15/2024	412	406
Becton, Dickinson and Co. 5.11% 2/8/2034	18,627	18,312
Boston Scientific Corp. 3.45% 3/1/2024	4,952	4,952
Boston Scientific Corp. 1.90% 6/1/2025	12,361	11,856
Boston Scientific Corp. 2.65% 6/1/2030	14,202	12,420
Boston Scientific Corp. 4.70% 3/1/2049	170	156
Bristol-Myers Squibb Co. 3.875% 8/15/2025	619	609
Bristol-Myers Squibb Co. 3.20% 6/15/2026	5,546	5,338
Bristol-Myers Squibb Co. 4.90% 2/22/2029	11,340	11,317
Bristol-Myers Squibb Co. 5.20% 2/22/2034	77,545	78,206
Bristol-Myers Squibb Co. 5.50% 2/22/2044	3,400	3,443
Bristol-Myers Squibb Co. 2.55% 11/13/2050	9,143	5,547
Bristol-Myers Squibb Co. 3.70% 3/15/2052	9,511	7,225
Bristol-Myers Squibb Co. 6.25% 11/15/2053	20,119	22,303
Bristol-Myers Squibb Co. 5.55% 2/22/2054	38,902	39,392
Capital Group Central Corporate Bond Fund — Page 5 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 6.40% 11/15/2063	USD10,790	$12,061
Bristol-Myers Squibb Co. 5.65% 2/22/2064	10,800	10,907
Cencora, Inc. 2.70% 3/15/2031	44,102	37,697
Centene Corp. 4.25% 12/15/2027	9,190	8,752
Centene Corp. 2.45% 7/15/2028	53,045	46,798
Centene Corp. 4.625% 12/15/2029	19,560	18,529
Centene Corp. 3.375% 2/15/2030	2,687	2,373
Centene Corp. 3.00% 10/15/2030	22,250	19,027
Centene Corp. 2.50% 3/1/2031	23,930	19,622
Centene Corp. 2.625% 8/1/2031	13,005	10,650
Cigna Group (The) 5.25% 2/15/2034	33,130	32,753
CVS Health Corp. 1.30% 8/21/2027	10,000	8,795
CVS Health Corp. 3.25% 8/15/2029	4,775	4,352
CVS Health Corp. 1.75% 8/21/2030	7,924	6,440
CVS Health Corp. 1.875% 2/28/2031	9,225	7,421
CVS Health Corp. 5.25% 2/21/2033	32,070	31,755
CVS Health Corp. 5.625% 2/21/2053	15,609	15,009
CVS Health Corp. 5.875% 6/1/2053	6,956	6,940
CVS Health Corp. 6.00% 6/1/2063	8,095	8,115
Elevance Health, Inc. 4.10% 5/15/2032	8,581	7,910
Elevance Health, Inc. 4.75% 2/15/2033	12,626	12,210
Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,743
Elevance Health, Inc. 5.125% 2/15/2053	5,704	5,393
Eli Lilly and Co. 4.50% 2/9/2027	37,167	37,030
Eli Lilly and Co. 3.375% 3/15/2029	7,917	7,464
Eli Lilly and Co. 4.70% 2/27/2033	7,827	7,765
Eli Lilly and Co. 5.00% 2/9/2054	17,292	17,047
EMD Finance, LLC 3.25% 3/19/2025[1]	18,845	18,425
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	9,630	9,960
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	8,900	9,891
Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	35,947
Gilead Sciences, Inc. 2.80% 10/1/2050	1,885	1,216
Gilead Sciences, Inc. 5.55% 10/15/2053	37,836	38,604
HCA, Inc. 4.125% 6/15/2029	2,250	2,120
HCA, Inc. 2.375% 7/15/2031	8,178	6,659
HCA, Inc. 3.625% 3/15/2032	6,778	5,923
HCA, Inc. 4.625% 3/15/2052	10,329	8,466
Johnson & Johnson 2.25% 9/1/2050	1,450	896
Kaiser Foundation Hospitals 2.81% 6/1/2041	5,790	4,233
Mass General Brigham, Inc. 3.192% 7/1/2049	1,920	1,369
Merck & Co., Inc. 2.90% 3/7/2024	9,066	9,063
Merck & Co., Inc. 1.70% 6/10/2027	20,527	18,602
Merck & Co., Inc. 1.45% 6/24/2030	4,493	3,675
Merck & Co., Inc. 4.00% 3/7/2049	3,170	2,649
Merck & Co., Inc. 2.75% 12/10/2051	4,219	2,724
Merck & Co., Inc. 5.00% 5/17/2053	10,347	10,036
Merck & Co., Inc. 5.15% 5/17/2063	4,970	4,855
Novartis Capital Corp. 2.00% 2/14/2027	5,000	4,636
Novartis Capital Corp. 2.20% 8/14/2030	14,257	12,262
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	11,091	10,880
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	42,446	41,350
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	51,881	50,787
Pfizer, Inc. 2.95% 3/15/2024	7,112	7,107
Pfizer, Inc. 3.45% 3/15/2029	8,700	8,183
Capital Group Central Corporate Bond Fund — Page 6 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer, Inc. 1.70% 5/28/2030	USD17,700	$14,751
Roche Holdings, Inc. 2.076% 12/13/2031[1]	41,261	33,790
Roche Holdings, Inc. 5.593% 11/13/2033[1]	34,864	36,456
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	12,937	12,327
Solventum Corp. 5.60% 3/23/2034[1]	39,700	39,465
Thermo Fisher Scientific, Inc. 2.80% 10/15/2041	4,325	3,116
UnitedHealth Group, Inc. 2.375% 8/15/2024	625	617
UnitedHealth Group, Inc. 1.25% 1/15/2026	12,524	11,707
UnitedHealth Group, Inc. 3.875% 12/15/2028	2,500	2,400
UnitedHealth Group, Inc. 2.875% 8/15/2029	285	259
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	4,852
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,726
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,671
UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	9,035
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	11,715
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,120
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,443
UnitedHealth Group, Inc. 4.75% 5/15/2052	20,281	18,462
UnitedHealth Group, Inc. 4.95% 5/15/2062	9,058	8,382
UnitedHealth Group, Inc. 6.05% 2/15/2063	7,082	7,678
		1,970,243
Utilities 15.56%
AEP Texas, Inc. 3.45% 5/15/2051	9,168	6,341
AEP Transmission Co., LLC 3.65% 4/1/2050	1,735	1,308
AEP Transmission Co., LLC 2.75% 8/15/2051	16,250	10,158
Alabama Power Co. 5.85% 11/15/2033	4,100	4,294
Ameren Corp. 2.50% 9/15/2024	7,615	7,492
Ameren Corp. 1.75% 3/15/2028	7,540	6,637
American Electric Power Co., Inc. 1.00% 11/1/2025	614	571
American Transmission Systems, Inc. 2.65% 1/15/2032[1]	20,450	16,806
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,796
CenterPoint Energy Houston Electric, LLC 5.30% 4/1/2053	2,050	2,044
CenterPoint Energy, Inc. 2.95% 3/1/2030	5,450	4,825
CenterPoint Energy, Inc. 2.65% 6/1/2031	14,497	12,164
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]	7,637	7,119
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	27,195	25,396
CMS Energy Corp. 3.00% 5/15/2026	10,303	9,796
Commonwealth Edison Co. 2.95% 8/15/2027	5,000	4,688
Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,345
Connecticut Light and Power Co. (The) 3.20% 3/15/2027	1,143	1,088
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	13,568	11,007
Consumers Energy Co. 3.80% 11/15/2028	12,103	11,596
Consumers Energy Co. 4.90% 2/15/2029	17,976	17,940
Consumers Energy Co. 4.60% 5/30/2029	8,175	8,041
Consumers Energy Co. 3.60% 8/15/2032	9,838	8,889
Consumers Energy Co. 4.625% 5/15/2033	25,761	24,907
Dominion Energy, Inc. 3.30% 3/15/2025	6,227	6,087
Dominion Energy, Inc. 3.375% 4/1/2030	11,614	10,451
DTE Electric Co. 3.70% 3/15/2045	657	517
Duke Energy Carolinas, LLC 2.45% 8/15/2029	25,584	22,580
Duke Energy Carolinas, LLC 2.55% 4/15/2031	3,362	2,882
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	580
Duke Energy Carolinas, LLC 3.20% 8/15/2049	1,943	1,345
Capital Group Central Corporate Bond Fund — Page 7 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Carolinas, LLC 5.35% 1/15/2053	USD12,525	$12,278
Duke Energy Corp. 3.75% 4/15/2024	3,487	3,478
Duke Energy Corp. 3.50% 6/15/2051	250	173
Duke Energy Corp. 5.00% 8/15/2052	4,223	3,768
Duke Energy Florida, LLC 3.20% 1/15/2027	10,387	9,922
Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	9,933
Duke Energy Florida, LLC 5.95% 11/15/2052	6,839	7,212
Duke Energy Progress, LLC 3.45% 3/15/2029	10,000	9,360
Duke Energy Progress, LLC 2.00% 8/15/2031	7,802	6,312
Duke Energy Progress, LLC 2.50% 8/15/2050	6,250	3,739
Duke Energy Progress, LLC 2.90% 8/15/2051	13,825	8,885
Edison International 3.55% 11/15/2024	5,000	4,923
Edison International 4.95% 4/15/2025	2,225	2,206
Edison International 4.125% 3/15/2028	36,809	35,197
Edison International 6.95% 11/15/2029	1,857	1,981
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	25,675	28,552
Emera US Finance, LP 0.833% 6/15/2024	6,250	6,150
Emera US Finance, LP 2.639% 6/15/2031	27,375	22,232
Entergy Corp. 2.80% 6/15/2030	1,997	1,729
Entergy Corp. 2.40% 6/15/2031	32,175	26,522
Entergy Corp. 3.75% 6/15/2050	1,675	1,214
Entergy Louisiana, LLC 2.40% 10/1/2026	3,288	3,073
Entergy Louisiana, LLC 3.12% 9/1/2027	5,975	5,631
Entergy Louisiana, LLC 1.60% 12/15/2030	5,600	4,444
Entergy Louisiana, LLC 4.20% 9/1/2048	1,300	1,054
Entergy Louisiana, LLC 2.90% 3/15/2051	746	469
Entergy Texas, Inc. 1.75% 3/15/2031	11,696	9,378
Eversource Energy 3.15% 1/15/2025	3,265	3,196
Eversource Energy 1.65% 8/15/2030	9,528	7,592
Eversource Energy 5.50% 1/1/2034	12,500	12,380
FirstEnergy Corp. 1.60% 1/15/2026	600	556
FirstEnergy Corp. 3.40% 3/1/2050	10,233	6,848
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	1,574	1,557
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	19,925	18,015
Florida Power & Light Co. 3.30% 5/30/2027	8,557	8,128
Florida Power & Light Co. 5.05% 4/1/2028	13,225	13,330
Florida Power & Light Co. 5.10% 4/1/2033	17,325	17,263
Florida Power & Light Co. 2.875% 12/4/2051	33,574	21,863
Florida Power & Light Co. 5.30% 4/1/2053	4,377	4,334
Georgia Power Co. 4.95% 5/17/2033	18,515	18,136
Georgia Power Co. 5.25% 3/15/2034	23,175	23,090
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	2,872	2,804
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	29,125	24,116
MidAmerican Energy Co. 3.10% 5/1/2027	18,741	17,732
MidAmerican Energy Co. 3.65% 4/15/2029	2,300	2,171
MidAmerican Energy Co. 5.75% 11/1/2035	2,025	2,114
MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,428
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]	25,775	24,698
Mississippi Power Co. 3.95% 3/30/2028	814	780
NiSource, Inc. 5.40% 6/30/2033	5,000	5,004
Northern States Power Co. 2.25% 4/1/2031	5,000	4,196
Northern States Power Co. 2.90% 3/1/2050	979	640
Northern States Power Co. 2.60% 6/1/2051	12,675	7,844
Capital Group Central Corporate Bond Fund — Page 8 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 3.20% 4/1/2052	USD451	$311
Northern States Power Co. 4.50% 6/1/2052	2,790	2,440
Northern States Power Co. 5.10% 5/15/2053	1,006	964
Northern States Power Co. 5.40% 3/15/2054	8,752	8,671
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	13,159	12,241
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	7,000	6,731
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	16,400	16,953
Pacific Gas and Electric Co. 3.40% 8/15/2024	1,554	1,534
Pacific Gas and Electric Co. 3.15% 1/1/2026	18,136	17,345
Pacific Gas and Electric Co. 2.95% 3/1/2026	16,719	15,873
Pacific Gas and Electric Co. 3.30% 3/15/2027	18,750	17,592
Pacific Gas and Electric Co. 2.10% 8/1/2027	44,211	39,618
Pacific Gas and Electric Co. 3.00% 6/15/2028	6,291	5,716
Pacific Gas and Electric Co. 4.65% 8/1/2028	12,186	11,671
Pacific Gas and Electric Co. 4.55% 7/1/2030	12,177	11,440
Pacific Gas and Electric Co. 2.50% 2/1/2031	173,495	142,301
Pacific Gas and Electric Co. 3.25% 6/1/2031	1,750	1,503
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,792	1,631
Pacific Gas and Electric Co. 5.90% 6/15/2032	951	957
Pacific Gas and Electric Co. 6.15% 1/15/2033	4,140	4,239
Pacific Gas and Electric Co. 6.40% 6/15/2033	14,564	15,154
Pacific Gas and Electric Co. 3.30% 8/1/2040	30,739	22,171
Pacific Gas and Electric Co. 4.20% 6/1/2041	13,143	10,348
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,175	2,699
Pacific Gas and Electric Co. 3.50% 8/1/2050	3,055	2,060
PacifiCorp 2.70% 9/15/2030	6,425	5,521
PacifiCorp 5.30% 2/15/2031	18,030	17,848
PacifiCorp 5.45% 2/15/2034	29,401	28,997
PacifiCorp 4.15% 2/15/2050	3,550	2,769
PacifiCorp 3.30% 3/15/2051	5,960	3,921
PacifiCorp 2.90% 6/15/2052	8,290	5,062
PacifiCorp 5.35% 12/1/2053	11,487	10,627
PacifiCorp 5.50% 5/15/2054	28,994	27,118
PacifiCorp 5.80% 1/15/2055	30,884	29,877
Pennsylvania Electric Co. 3.25% 3/15/2028[1]	3,000	2,772
Progress Energy, Inc. 7.00% 10/30/2031	6,700	7,397
Public Service Company of Colorado 3.70% 6/15/2028	1,437	1,371
Public Service Company of Colorado 1.90% 1/15/2031	5,165	4,208
Public Service Company of Colorado 1.875% 6/15/2031	7,900	6,363
Public Service Company of Colorado 4.10% 6/15/2048	2,945	2,345
Public Service Company of Colorado 3.20% 3/1/2050	5,016	3,408
Public Service Company of Colorado 2.70% 1/15/2051	11,912	7,219
Public Service Company of Colorado 4.50% 6/1/2052	2,797	2,357
Public Service Company of Colorado 5.25% 4/1/2053	15,041	14,243
Public Service Electric and Gas Co. 3.05% 11/15/2024	10,065	9,897
Public Service Electric and Gas Co. 0.95% 3/15/2026	7,585	7,020
Public Service Electric and Gas Co. 3.65% 9/1/2028	5,838	5,565
Public Service Electric and Gas Co. 3.20% 5/15/2029	1,382	1,275
Public Service Electric and Gas Co. 2.45% 1/15/2030	5,664	4,931
Public Service Electric and Gas Co. 5.20% 3/1/2034	1,250	1,251
Public Service Electric and Gas Co. 3.85% 5/1/2049	6,758	5,426
Public Service Electric and Gas Co. 2.05% 8/1/2050	10,448	5,849
Puget Energy, Inc. 3.65% 5/15/2025	8,500	8,284
San Diego Gas & Electric Co. 4.95% 8/15/2028	10,000	10,003
Capital Group Central Corporate Bond Fund — Page 9 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
San Diego Gas & Electric Co. 1.70% 10/1/2030	USD500	$407
Southern California Edison Co. 1.10% 4/1/2024	3,535	3,522
Southern California Edison Co. 0.975% 8/1/2024	24,760	24,280
Southern California Edison Co. 1.20% 2/1/2026	15,079	13,993
Southern California Edison Co. 4.875% 2/1/2027	13,387	13,318
Southern California Edison Co. 4.70% 6/1/2027	22,109	21,877
Southern California Edison Co. 3.65% 3/1/2028	16,863	15,985
Southern California Edison Co. 5.65% 10/1/2028	21,681	22,214
Southern California Edison Co. 4.20% 3/1/2029	10,270	9,899
Southern California Edison Co. 2.85% 8/1/2029	48,332	43,284
Southern California Edison Co. 2.25% 6/1/2030	4,153	3,509
Southern California Edison Co. 2.50% 6/1/2031	13,340	11,210
Southern California Edison Co. 2.75% 2/1/2032	3,150	2,652
Southern California Edison Co. 5.20% 6/1/2034	16,955	16,599
Southern California Edison Co. 5.75% 4/1/2035	8,218	8,294
Southern California Edison Co. 3.60% 2/1/2045	4,425	3,281
Southern California Edison Co. 4.00% 4/1/2047	1,190	930
Southern California Edison Co. 4.125% 3/1/2048	10,000	8,009
Southern California Edison Co. 3.65% 2/1/2050	3,997	2,929
Southern California Edison Co. 2.95% 2/1/2051	1,648	1,061
Southern California Edison Co. 3.45% 2/1/2052	9,637	6,734
Southern California Edison Co. 5.75% 4/15/2054	16,025	15,981
Southwestern Electric Power Co. 3.25% 11/1/2051	17,427	11,467
Union Electric Co. 2.15% 3/15/2032	26,450	21,298
Union Electric Co. 2.625% 3/15/2051	3,600	2,179
Virginia Electric & Power 2.95% 11/15/2026	4,000	3,792
Virginia Electric & Power 2.30% 11/15/2031	1,777	1,466
Virginia Electric & Power 2.40% 3/30/2032	10,328	8,532
WEC Energy Group, Inc. 5.15% 10/1/2027	10,700	10,695
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,900	4,698
Wisconsin Power and Light Co. 3.65% 4/1/2050	800	586
Wisconsin Public Service Corp. 2.85% 12/1/2051	7,684	4,872
Xcel Energy, Inc. 3.35% 12/1/2026	6,000	5,672
Xcel Energy, Inc. 1.75% 3/15/2027	383	345
Xcel Energy, Inc. 2.60% 12/1/2029	44,322	38,617
Xcel Energy, Inc. 2.35% 11/15/2031	30,577	24,546
Xcel Energy, Inc. 4.60% 6/1/2032	2,550	2,379
Xcel Energy, Inc. 5.45% 8/15/2033	26,475	26,229
Xcel Energy, Inc. 5.50% 3/15/2034	4,010	3,942
Xcel Energy, Inc. 3.50% 12/1/2049	7,490	5,164
		1,773,854
Industrials 7.94%
Boeing Co. 2.80% 3/1/2024	2,999	2,999
Boeing Co. 2.75% 2/1/2026	78,514	74,597
Boeing Co. 2.196% 2/4/2026	25,000	23,466
Boeing Co. 3.10% 5/1/2026	7,750	7,386
Boeing Co. 3.25% 2/1/2028	55,094	51,144
Boeing Co. 5.15% 5/1/2030	47,949	47,187
Boeing Co. 3.625% 2/1/2031	22,379	20,051
Boeing Co. 3.60% 5/1/2034	34,795	29,267
Boeing Co. 3.90% 5/1/2049	8,164	6,033
Boeing Co. 5.805% 5/1/2050	7,465	7,203
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	9,535	6,522
Capital Group Central Corporate Bond Fund — Page 10 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	USD4,780	$3,428
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	1,470	958
Canadian National Railway Co. 6.125% 11/1/2053	8,316	9,451
Canadian Pacific Railway Co. 1.75% 12/2/2026	12,099	11,101
Canadian Pacific Railway Co. 3.10% 12/2/2051	28,847	19,628
Carrier Global Corp. 5.90% 3/15/2034	7,990	8,293
Carrier Global Corp. 6.20% 3/15/2054	6,658	7,273
CSX Corp. 3.80% 3/1/2028	28,360	27,305
CSX Corp. 4.25% 3/15/2029	12,943	12,617
CSX Corp. 2.40% 2/15/2030	5,892	5,122
CSX Corp. 4.10% 11/15/2032	10,489	9,805
CSX Corp. 5.20% 11/15/2033	7,415	7,471
CSX Corp. 4.30% 3/1/2048	14,250	12,224
CSX Corp. 4.50% 3/15/2049	6,729	5,901
CSX Corp. 3.35% 9/15/2049	873	627
CSX Corp. 2.50% 5/15/2051	15,870	9,684
Emerson Electric Co. 1.80% 10/15/2027	14,050	12,663
Emerson Electric Co. 1.95% 10/15/2030	5,950	4,996
Honeywell International, Inc. 1.95% 6/1/2030	1,936	1,638
Honeywell International, Inc. 5.00% 3/1/2035	23,570	23,511
Honeywell International, Inc. 5.25% 3/1/2054	13,147	13,132
Honeywell International, Inc. 5.35% 3/1/2064	7,890	7,888
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,971	7,980
Lockheed Martin Corp. 4.95% 10/15/2025	11,679	11,664
Lockheed Martin Corp. 5.10% 11/15/2027	8,299	8,394
Lockheed Martin Corp. 4.50% 2/15/2029	43,929	43,194
Lockheed Martin Corp. 1.85% 6/15/2030	2,008	1,681
Lockheed Martin Corp. 5.25% 1/15/2033	26,118	26,674
Lockheed Martin Corp. 4.80% 8/15/2034	31,560	30,876
Lockheed Martin Corp. 5.70% 11/15/2054	10,372	10,958
Lockheed Martin Corp. 5.20% 2/15/2055	5,289	5,203
Lockheed Martin Corp. 5.90% 11/15/2063	1,016	1,108
Lockheed Martin Corp. 5.20% 2/15/2064	10,516	10,281
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,068
Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,316
Norfolk Southern Corp. 4.45% 3/1/2033	5,753	5,486
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,738
Norfolk Southern Corp. 5.35% 8/1/2054	15,816	15,515
Northrop Grumman Corp. 4.70% 3/15/2033	31,860	30,767
Northrop Grumman Corp. 4.90% 6/1/2034	11,160	10,870
Northrop Grumman Corp. 4.95% 3/15/2053	13,330	12,331
RTX Corp. 4.125% 11/16/2028	4,205	4,038
RTX Corp. 1.90% 9/1/2031	8,014	6,394
RTX Corp. 6.10% 3/15/2034	11,414	12,058
RTX Corp. 2.82% 9/1/2051	6,000	3,757
RTX Corp. 3.03% 3/15/2052	5,000	3,272
RTX Corp. 6.40% 3/15/2054	8,016	8,880
Union Pacific Corp. 3.15% 3/1/2024	21,052	21,052
Union Pacific Corp. 3.75% 7/15/2025	388	381
Union Pacific Corp. 2.40% 2/5/2030	3,000	2,617
Union Pacific Corp. 2.80% 2/14/2032	31,546	27,091
Union Pacific Corp. 2.891% 4/6/2036	49,415	39,894
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,415
Union Pacific Corp. 4.30% 3/1/2049	2,800	2,377
Capital Group Central Corporate Bond Fund — Page 11 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.25% 2/5/2050	USD424	$306
Union Pacific Corp. 3.50% 2/14/2053	6,170	4,598
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,508
Union Pacific Corp. 3.75% 2/5/2070	2,443	1,789
Waste Management, Inc. 1.50% 3/15/2031	3,889	3,095
Waste Management, Inc. 4.875% 2/15/2034	15,000	14,707
		904,904
Consumer staples 6.95%
7-Eleven, Inc. 0.95% 2/10/2026[1]	13,050	12,033
7-Eleven, Inc. 1.30% 2/10/2028[1]	12,018	10,435
7-Eleven, Inc. 1.80% 2/10/2031[1]	30,226	24,096
7-Eleven, Inc. 2.80% 2/10/2051[1]	10,851	6,733
Altria Group, Inc. 2.35% 5/6/2025	1,833	1,771
Altria Group, Inc. 4.40% 2/14/2026	8,148	8,025
Altria Group, Inc. 2.625% 9/16/2026	1,375	1,292
Altria Group, Inc. 3.40% 5/6/2030	3,426	3,085
Altria Group, Inc. 3.875% 9/16/2046	6,139	4,521
Altria Group, Inc. 4.45% 5/6/2050	1,515	1,196
Altria Group, Inc. 3.70% 2/4/2051	24,397	16,631
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	47,124	45,720
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	25,627	25,430
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	15,000	13,882
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	2,070	2,106
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	15,000	13,442
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	660	578
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,565
BAT Capital Corp. 3.222% 8/15/2024	12,758	12,609
BAT Capital Corp. 2.789% 9/6/2024	4,000	3,939
BAT Capital Corp. 3.215% 9/6/2026	11,050	10,483
BAT Capital Corp. 4.70% 4/2/2027	6,420	6,286
BAT Capital Corp. 3.557% 8/15/2027	47,755	45,167
BAT Capital Corp. 3.462% 9/6/2029	2,000	1,811
BAT Capital Corp. 4.906% 4/2/2030	2,500	2,431
BAT Capital Corp. 6.421% 8/2/2033	15,511	15,966
BAT Capital Corp. 6.00% 2/20/2034	6,964	6,894
BAT Capital Corp. 4.39% 8/15/2037	5,570	4,571
BAT Capital Corp. 3.734% 9/25/2040	9,098	6,623
BAT Capital Corp. 4.54% 8/15/2047	362	272
BAT Capital Corp. 4.758% 9/6/2049	5,703	4,417
BAT Capital Corp. 5.65% 3/16/2052	9,168	8,062
BAT Capital Corp. 7.081% 8/2/2053	26,263	27,215
BAT International Finance PLC 3.95% 6/15/2025[1]	16,500	16,132
Conagra Brands, Inc. 4.30% 5/1/2024	5,000	4,989
Conagra Brands, Inc. 4.60% 11/1/2025	6,790	6,693
Conagra Brands, Inc. 5.30% 11/1/2038	2,381	2,256
Conagra Brands, Inc. 5.40% 11/1/2048	8,526	7,881
Constellation Brands, Inc. 3.60% 2/15/2028	5,313	5,026
Constellation Brands, Inc. 2.875% 5/1/2030	3,082	2,708
Constellation Brands, Inc. 2.25% 8/1/2031	24,098	19,675
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	24,102
Constellation Brands, Inc. 4.90% 5/1/2033	11,113	10,783
J. M. Smucker Co. (The) 6.50% 11/15/2043	4,038	4,329
J. M. Smucker Co. (The) 6.50% 11/15/2053	7,266	7,906
Capital Group Central Corporate Bond Fund — Page 12 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	USD1,194	$1,181
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,656	2,401
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	2,950	2,246
PepsiCo, Inc. 1.625% 5/1/2030	3,894	3,241
PepsiCo, Inc. 1.40% 2/25/2031	14,189	11,349
PepsiCo, Inc. 1.95% 10/21/2031	29,114	23,881
Philip Morris International, Inc. 2.875% 5/1/2024	15,827	15,754
Philip Morris International, Inc. 1.50% 5/1/2025	1,004	963
Philip Morris International, Inc. 3.375% 8/11/2025	27,395	26,723
Philip Morris International, Inc. 4.875% 2/13/2026	25,000	24,891
Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,171
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	7,851
Philip Morris International, Inc. 5.50% 9/7/2030	15,000	15,150
Philip Morris International, Inc. 1.75% 11/1/2030	12,193	9,859
Philip Morris International, Inc. 5.75% 11/17/2032	29,976	30,589
Philip Morris International, Inc. 5.375% 2/15/2033	29,599	29,470
Philip Morris International, Inc. 5.625% 9/7/2033	16,910	17,100
Philip Morris International, Inc. 5.25% 2/13/2034	8,055	7,874
Philip Morris International, Inc. 4.125% 3/4/2043	4,387	3,593
Philip Morris International, Inc. 4.25% 11/10/2044	1,532	1,264
Procter & Gamble Co. 4.35% 1/29/2029	25,858	25,644
Reynolds American, Inc. 4.45% 6/12/2025	20,220	19,915
Reynolds American, Inc. 5.70% 8/15/2035	1,555	1,487
Reynolds American, Inc. 5.85% 8/15/2045	27,544	25,045
Walmart, Inc. 4.10% 4/15/2033	8,828	8,416
Walmart, Inc. 4.50% 4/15/2053	12,472	11,346
		792,171
Communication services 4.98%
AT&T, Inc. 1.70% 3/25/2026	5,094	4,739
AT&T, Inc. 2.30% 6/1/2027	1,221	1,118
AT&T, Inc. 4.35% 3/1/2029	17,514	16,910
AT&T, Inc. 4.30% 2/15/2030	21,111	20,145
AT&T, Inc. 2.25% 2/1/2032	20,507	16,453
AT&T, Inc. 2.55% 12/1/2033	15,124	11,934
AT&T, Inc. 3.50% 9/15/2053	60,200	41,421
AT&T, Inc. 3.55% 9/15/2055	3,280	2,237
Charter Communications Operating, LLC 4.908% 7/23/2025	7,500	7,398
Charter Communications Operating, LLC 3.75% 2/15/2028	1,400	1,291
Charter Communications Operating, LLC 4.20% 3/15/2028	3,945	3,699
Charter Communications Operating, LLC 2.80% 4/1/2031	4,864	3,933
Charter Communications Operating, LLC 4.40% 4/1/2033	8,000	6,998
Charter Communications Operating, LLC 3.70% 4/1/2051	44,316	26,927
Charter Communications Operating, LLC 3.90% 6/1/2052	8,780	5,525
Charter Communications Operating, LLC 5.25% 4/1/2053	18,137	14,095
Comcast Corp. 4.80% 5/15/2033	8,998	8,795
Comcast Corp. 2.887% 11/1/2051	3,682	2,333
Comcast Corp. 5.35% 5/15/2053	4,260	4,155
Netflix, Inc. 4.875% 4/15/2028	14,484	14,460
Netflix, Inc. 5.875% 11/15/2028	17,556	18,176
Netflix, Inc. 6.375% 5/15/2029	25,397	26,975
Netflix, Inc. 5.375% 11/15/2029[1]	21,469	21,813
Netflix, Inc. 4.875% 6/15/2030[1]	10,422	10,345
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,889	1,502
Capital Group Central Corporate Bond Fund — Page 13 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Tencent Holdings, Ltd. 3.24% 6/3/2050	USD2,162	$1,457
Tencent Holdings, Ltd. 3.84% 4/22/2051	8,295	6,242
T-Mobile USA, Inc. 3.50% 4/15/2025	12,285	12,013
T-Mobile USA, Inc. 1.50% 2/15/2026	17,750	16,496
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,589
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	1,948
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	13,784
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,460
T-Mobile USA, Inc. 2.875% 2/15/2031	742	639
T-Mobile USA, Inc. 3.50% 4/15/2031	5,158	4,608
T-Mobile USA, Inc. 5.20% 1/15/2033	3,392	3,373
T-Mobile USA, Inc. 5.05% 7/15/2033	12,899	12,621
T-Mobile USA, Inc. 5.75% 1/15/2034	7,835	8,068
T-Mobile USA, Inc. 5.15% 4/15/2034	23,230	22,887
T-Mobile USA, Inc. 3.00% 2/15/2041	12,986	9,385
T-Mobile USA, Inc. 3.30% 2/15/2051	8,465	5,825
T-Mobile USA, Inc. 3.40% 10/15/2052	25,878	17,989
T-Mobile USA, Inc. 6.00% 6/15/2054	9,265	9,710
T-Mobile USA, Inc. 5.50% 1/15/2055	3,572	3,483
Verizon Communications, Inc. 3.00% 3/22/2027	12,377	11,655
Verizon Communications, Inc. 2.10% 3/22/2028	5,000	4,454
Verizon Communications, Inc. 1.68% 10/30/2030	6,715	5,415
Verizon Communications, Inc. 1.75% 1/20/2031	10,248	8,222
Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,402
Verizon Communications, Inc. 2.355% 3/15/2032	455	369
Verizon Communications, Inc. 2.65% 11/20/2040	62,044	42,803
Verizon Communications, Inc. 3.40% 3/22/2041	21,947	16,825
Verizon Communications, Inc. 2.875% 11/20/2050	5,490	3,501
Verizon Communications, Inc. 3.55% 3/22/2051	1,737	1,262
Vodafone Group PLC 4.125% 5/30/2025	2,500	2,460
Vodafone Group PLC 4.25% 9/17/2050	1,900	1,497
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	8,688	7,312
		568,131
Information technology 4.19%
Adobe, Inc. 1.90% 2/1/2025	7,105	6,894
Adobe, Inc. 2.15% 2/1/2027	25,694	23,927
Adobe, Inc. 2.30% 2/1/2030	13,520	11,814
Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,172
Analog Devices, Inc. 2.80% 10/1/2041	4,230	3,012
Analog Devices, Inc. 2.95% 10/1/2051	7,728	5,172
Broadcom Corp. 3.875% 1/15/2027	11,718	11,327
Broadcom, Inc. 4.75% 4/15/2029	3,562	3,496
Broadcom, Inc. 4.15% 11/15/2030	6,099	5,708
Broadcom, Inc. 3.469% 4/15/2034[1]	44,692	37,761
Broadcom, Inc. 3.75% 2/15/2051[1]	12,304	9,206
Cisco Systems, Inc. 4.85% 2/26/2029	36,114	36,180
Cisco Systems, Inc. 4.95% 2/26/2031	33,202	33,228
Cisco Systems, Inc. 5.05% 2/26/2034	75,498	76,025
Cisco Systems, Inc. 5.30% 2/26/2054	9,701	9,826
Cisco Systems, Inc. 5.35% 2/26/2064	4,021	4,050
Intel Corp. 5.15% 2/21/2034	11,833	11,717
Intel Corp. 5.70% 2/10/2053	8,612	8,736
Intel Corp. 5.60% 2/21/2054	6,234	6,235
Capital Group Central Corporate Bond Fund — Page 14 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Intel Corp. 5.90% 2/10/2063	USD3,355	$3,498
Intuit, Inc. 1.35% 7/15/2027	5,000	4,464
Microsoft Corp. 3.30% 2/6/2027	14,000	13,528
Microsoft Corp. 2.525% 6/1/2050	436	281
Microsoft Corp. 2.921% 3/17/2052	1,814	1,256
Oracle Corp. 3.60% 4/1/2040	7,345	5,675
Oracle Corp. 3.65% 3/25/2041	7,960	6,126
Oracle Corp. 3.60% 4/1/2050	37,055	26,115
Oracle Corp. 5.55% 2/6/2053	10,828	10,354
Salesforce, Inc. 1.95% 7/15/2031	8,925	7,312
Salesforce, Inc. 2.70% 7/15/2041	9,200	6,573
Salesforce, Inc. 2.90% 7/15/2051	10,588	7,046
ServiceNow, Inc. 1.40% 9/1/2030	55,955	44,904
Texas Instruments, Inc. 4.60% 2/8/2029	5,952	5,921
Texas Instruments, Inc. 4.85% 2/8/2034	15,661	15,565
Texas Instruments, Inc. 5.15% 2/8/2054	9,618	9,534
		477,638
Energy 3.89%
BP Capital Markets America, Inc. 4.893% 9/11/2033	47,387	46,492
BP Capital Markets America, Inc. 2.772% 11/10/2050	10,111	6,441
BP Capital Markets America, Inc. 3.001% 3/17/2052	5,000	3,322
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	11,363	10,848
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	11,548	11,073
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,339
Chevron Corp. 1.554% 5/11/2025	1,950	1,872
Chevron Corp. 2.236% 5/11/2030	34,096	29,508
Chevron Corp. 3.078% 5/11/2050	7,101	5,014
Chevron USA, Inc. 0.687% 8/12/2025	4,896	4,606
Chevron USA, Inc. 1.018% 8/12/2027	6,577	5,819
Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,775
Chevron USA, Inc. 2.343% 8/12/2050	1,497	897
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[1]	2,113	2,253
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[1]	1,662	1,761
ConocoPhillips Co. 3.80% 3/15/2052	15,556	11,936
ConocoPhillips Co. 5.30% 5/15/2053	19,621	19,225
ConocoPhillips Co. 5.55% 3/15/2054	13,992	14,168
Enbridge, Inc. 6.70% 11/15/2053	25,840	28,913
Energy Transfer, LP 6.55% 12/1/2033	11,621	12,334
Energy Transfer, LP 5.00% 5/15/2050	4,935	4,258
Equinor ASA 3.70% 4/6/2050	3,550	2,775
Exxon Mobil Corp. 2.992% 3/19/2025	1,700	1,662
Exxon Mobil Corp. 2.61% 10/15/2030	1,850	1,623
Exxon Mobil Corp. 3.452% 4/15/2051	38,813	28,764
Kinder Morgan, Inc. 5.20% 6/1/2033	14,628	14,247
Kinder Morgan, Inc. 5.40% 2/1/2034	31,344	30,839
ONEOK, Inc. 6.05% 9/1/2033	6,344	6,541
ONEOK, Inc. 7.15% 1/15/2051	5,140	5,749
ONEOK, Inc. 6.625% 9/1/2053	15,878	17,085
Petroleos Mexicanos 6.70% 2/16/2032	1,874	1,512
Shell International Finance BV 3.875% 11/13/2028	1,849	1,785
Shell International Finance BV 2.75% 4/6/2030	25,000	22,268
Shell International Finance BV 3.25% 4/6/2050	24,590	17,517
Shell International Finance BV 3.00% 11/26/2051	3,015	2,030
Capital Group Central Corporate Bond Fund — Page 15 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
TotalEnergies Capital International SA 2.986% 6/29/2041	USD4,110	$3,053
TotalEnergies Capital International SA 3.127% 5/29/2050	17,208	12,007
Williams Companies, Inc. 5.15% 3/15/2034	48,568	47,444
		443,755
Consumer discretionary 2.72%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	13,211	8,726
Amazon.com, Inc. 3.80% 12/5/2024	10,000	9,895
Amazon.com, Inc. 1.50% 6/3/2030	7,522	6,223
Amazon.com, Inc. 3.60% 4/13/2032	17,571	16,211
Amazon.com, Inc. 2.70% 6/3/2060	3,735	2,305
American Honda Finance Corp. 1.20% 7/8/2025	2,546	2,416
BMW US Capital, LLC 3.15% 4/18/2024[1]	11,000	10,964
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	6,155	6,138
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	3,467	3,465
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	12,864	10,554
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[1]	4,469	4,456
Ford Motor Co. 3.25% 2/12/2032	6,305	5,174
Ford Motor Co. 6.10% 8/19/2032	3,695	3,691
Ford Motor Co. 4.75% 1/15/2043	6,463	5,234
Ford Motor Co. 5.291% 12/8/2046	2,169	1,878
Ford Motor Credit Co., LLC 3.375% 11/13/2025	240	230
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,390	1,416
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,092
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	186
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	192
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,368
Ford Motor Credit Co., LLC 4.125% 8/17/2027	855	810
Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	205
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,545	1,615
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	179
Ford Motor Credit Co., LLC 6.80% 5/12/2028	4,405	4,548
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,630
Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	706
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,664	9,318
Ford Motor Credit Co., LLC 7.35% 3/6/2030	960	1,018
Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,740	3,942
Ford Motor Credit Co., LLC 4.00% 11/13/2030	2,000	1,769
Ford Motor Credit Co., LLC 3.625% 6/17/2031	570	486
Ford Motor Credit Co., LLC 7.122% 11/7/2033	6,454	6,884
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,170
Home Depot, Inc. 2.95% 6/15/2029	20,000	18,269
Home Depot, Inc. 2.70% 4/15/2030	2,180	1,929
Home Depot, Inc. 1.375% 3/15/2031	11,140	8,819
Home Depot, Inc. 3.125% 12/15/2049	1,102	768
Home Depot, Inc. 2.375% 3/15/2051	10,000	5,891
Hyundai Capital America 1.50% 6/15/2026[1]	8,205	7,512
Hyundai Capital America 1.65% 9/17/2026[1]	22,825	20,812
Hyundai Capital America 2.375% 10/15/2027[1]	2,245	2,033
Hyundai Capital America 2.10% 9/15/2028[1]	8,734	7,627
Hyundai Capital America 6.50% 1/16/2029[1]	1,303	1,364
McDonald’s Corp. 3.60% 7/1/2030	5,888	5,458
McDonald’s Corp. 4.60% 5/26/2045	1,962	1,749
McDonald’s Corp. 4.45% 3/1/2047	5,665	4,872
Capital Group Central Corporate Bond Fund — Page 16 of 22

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.625% 9/1/2049	USD4,467	$3,349
McDonald’s Corp. 5.15% 9/9/2052	10,121	9,624
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]	5,000	5,269
Starbucks Corp. 4.85% 2/8/2027	18,627	18,534
Toyota Motor Corp. 0.681% 3/25/2024	9,735	9,707
Toyota Motor Corp. 5.275% 7/13/2026	8,593	8,660
Toyota Motor Credit Corp. 1.15% 8/13/2027	21,098	18,707
Toyota Motor Credit Corp. 3.375% 4/1/2030	3,910	3,599
		310,646
Real estate 2.38%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	1,400	1,372
American Tower Corp. 5.50% 3/15/2028	8,964	9,007
American Tower Corp. 2.70% 4/15/2031	7,612	6,393
American Tower Corp. 4.05% 3/15/2032	4,221	3,842
American Tower Corp. 5.65% 3/15/2033	6,328	6,373
Boston Properties, LP 2.55% 4/1/2032	1,489	1,159
Boston Properties, LP 2.45% 10/1/2033	2,723	2,010
Boston Properties, LP 6.50% 1/15/2034	10,408	10,629
COPT Defense Properties, LP 2.25% 3/15/2026	4,255	3,981
Crown Castle, Inc. 5.00% 1/11/2028	20,790	20,488
Crown Castle, Inc. 2.50% 7/15/2031	5,874	4,815
Crown Castle, Inc. 5.80% 3/1/2034	11,218	11,376
Equinix, Inc. 3.20% 11/18/2029	9,053	8,138
Equinix, Inc. 2.15% 7/15/2030	7,728	6,410
Equinix, Inc. 3.00% 7/15/2050	9,983	6,491
Kilroy Realty, LP 6.25% 1/15/2036	11,555	11,137
Prologis, LP 4.75% 6/15/2033	5,665	5,497
Prologis, LP 5.125% 1/15/2034	15,137	14,994
Prologis, LP 5.00% 3/15/2034	8,500	8,358
Prologis, LP 5.25% 6/15/2053	9,031	8,764
Prologis, LP 5.25% 3/15/2054	1,855	1,784
Public Storage Operating Co. 2.30% 5/1/2031	2,792	2,350
VICI Properties, LP 4.75% 2/15/2028	36,173	35,066
VICI Properties, LP 4.95% 2/15/2030	25,255	24,063
VICI Properties, LP 5.125% 5/15/2032	54,074	50,795
VICI Properties, LP 5.625% 5/15/2052	6,206	5,626
		270,918
Materials 1.13%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	8,245	8,286
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	11,814	12,104
Celanese US Holdings, LLC 6.70% 11/15/2033	9,310	9,788
Dow Chemical Co. (The) 5.15% 2/15/2034	8,420	8,302
Dow Chemical Co. (The) 4.80% 5/15/2049	21,763	19,019
Dow Chemical Co. (The) 3.60% 11/15/2050	1,874	1,366
Dow Chemical Co. (The) 5.60% 2/15/2054	11,858	11,600
Eastman Chemical Co. 5.625% 2/20/2034	19,824	19,690
EIDP, Inc. 4.80% 5/15/2033	5,019	4,913
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	668	440
Linde, Inc. 1.10% 8/10/2030	17,617	14,117
Linde, Inc. 2.00% 8/10/2050	2,815	1,585
Nutrien, Ltd. 5.80% 3/27/2053	1,742	1,751
OCI NV 6.70% 3/16/2033[1]	6,726	6,671
Capital Group Central Corporate Bond Fund — Page 17 of 22

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 2.20% 3/15/2032	USD8,365	$6,784
Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,278
		128,694
Total corporate bonds, notes & loans		10,316,531
U.S. Treasury bonds & notes 2.55% U.S. Treasury 2.55%
U.S. Treasury 4.25% 12/31/2025	3,494	3,467
U.S. Treasury 4.25% 1/31/2026	27,773	27,567
U.S. Treasury 4.375% 8/15/2026	21,327	21,256
U.S. Treasury 1.125% 10/31/2026	12,275	11,254
U.S. Treasury 4.625% 11/15/2026	13,118	13,168
U.S. Treasury 4.125% 2/15/2027	37,707	37,399
U.S. Treasury 4.00% 1/31/2029	45,190	44,680
U.S. Treasury 4.75% 11/15/2043[4]	91,483	94,156
U.S. Treasury 4.50% 2/15/2044	606	606
U.S. Treasury 4.75% 11/15/2053[4]	34,832	37,066
		290,619
Asset-backed obligations 0.87%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	10,591	9,146
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	9,269	8,626
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	704	603
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	6,625	5,953
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	85,198	74,253
		98,581
Bonds & notes of governments & government agencies outside the U.S. 0.16%
Panama (Republic of) 6.875% 1/31/2036	8,640	8,183
Panama (Republic of) 8.00% 3/1/2038	3,280	3,362
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[1]	7,000	6,787
		18,332
Municipals 0.08% California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,600	1,346
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	2,285	2,061
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	1,340	1,124
		4,531
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,790	5,009
Total municipals		9,540
Total bonds, notes & other debt instruments (cost: $11,372,265,000)		10,733,603
Capital Group Central Corporate Bond Fund — Page 18 of 22

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Short-term securities 5.98% Money market investments 5.98%	Shares	Value (000)
Capital Group Central Cash Fund 5.41%[6,7]	6,823,377	$682,338
Total short-term securities (cost: $682,344,000)		682,338
Total investment securities 100.13% (cost: $12,054,609,000)		11,415,941
Other assets less liabilities (0.13)%		(15,078)
Net assets 100.00%		$11,400,863
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/29/2024 (000)
2 Year U.S. Treasury Note Futures	Long	2,490	7/3/2024	USD509,828	$244
5 Year U.S. Treasury Note Futures	Long	1,503	7/3/2024	160,680	202
10 Year U.S. Treasury Note Futures	Short	5,121	6/28/2024	(565,550)	(509)
10 Year U.S. Treasury Note Futures	Short	9,569	6/28/2024	(1,092,511)	(4,230)
20 Year U.S. Treasury Bond Futures	Long	8,390	6/28/2024	1,000,507	2,323
30 Year Ultra U.S. Treasury Bond Futures	Long	700	6/28/2024	89,513	1,236
					$(734)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/29/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/29/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD402,283	$(8,277)	$(5,455)	$(2,822)
Investments in affiliates7

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Short-term securities 5.98%
Money market investments 5.98%
Capital Group Central Cash Fund 5.41%[6]	$648,298	$3,486,719	$3,452,761	$58	$24	$682,338	$19,487

Capital Group Central Corporate Bond Fund — Page 19 of 22

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[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $970,423,000, which represented 8.51% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $26,144,000, which represented .23% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 2/29/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,471,466,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $414,508,000.
Capital Group Central Corporate Bond Fund — Page 20 of 22

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$10,316,531	$—	$10,316,531
U.S. Treasury bonds & notes	—	290,619	—	290,619
Asset-backed obligations	—	98,581	—	98,581
Bonds & notes of governments & government agencies outside the U.S.	—	18,332	—	18,332
Municipals	—	9,540	—	9,540
Short-term securities	682,338	—	—	682,338
Total	$682,338	$10,733,603	$—	$11,415,941

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,005	$—	$—	$4,005
Liabilities:
Unrealized depreciation on futures contracts	(4,739)	—	—	(4,739)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,822)	—	(2,822)
Total	$(734)	$(2,822)	$—	$(3,556)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Capital Group Central Corporate Bond Fund — Page 21 of 22

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Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-137-0424O-S96402
Capital Group Central Corporate Bond Fund — Page 22 of 22